Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,967
Property, plant and equipment at end of period	1,734	£ 1,967
Accelerated depreciation expense	9	2
Construction in progress	55	16
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	816
Property, plant and equipment at end of period	783	816
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	420
Property, plant and equipment at end of period	307	420
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5
Property, plant and equipment at end of period	2	5
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	574
Property, plant and equipment at end of period	542	574
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	152
Property, plant and equipment at end of period	100	152
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,095	3,940
Additions	299	331
Disposals	(373)	(176)
Property, plant and equipment at end of period	4,021	4,095
Gross carrying amount | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,270	1,291
Additions	61	5
Disposals	(59)	(26)
Property, plant and equipment at end of period	1,272	1,270
Gross carrying amount | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,436	1,398
Additions	43	70
Disposals	(104)	(32)
Property, plant and equipment at end of period	1,375	1,436
Gross carrying amount | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	439	438
Additions	2	1
Disposals	(5)	0
Property, plant and equipment at end of period	436	439
Gross carrying amount | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	738	604
Additions	185	251
Disposals	(203)	(117)
Property, plant and equipment at end of period	720	738
Gross carrying amount | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	212	209
Additions	8	4
Disposals	(2)	(1)
Property, plant and equipment at end of period	218	212
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,128)	(1,900)
Additions	(340)	(341)
Disposals	181	113
Property, plant and equipment at end of period	(2,287)	(2,128)
Accumulated depreciation | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(454)	(429)
Additions	(79)	(39)
Disposals	44	14
Property, plant and equipment at end of period	(489)	(454)
Accumulated depreciation | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,016)	(903)
Additions	(111)	(161)
Disposals	59	48
Property, plant and equipment at end of period	(1,068)	(1,016)
Accumulated depreciation | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(434)	(434)
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	(434)	(434)
Accumulated depreciation | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(164)	(134)
Additions	(92)	(81)
Disposals	78	51
Property, plant and equipment at end of period	(178)	(164)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(60)	0
Additions	(58)	(60)
Disposals	0	0
Property, plant and equipment at end of period	£ (118)	£ (60)